Property, Plant And Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment
Property, Plant And Equipment

NOTE 5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment is summarized as follows at December 31:

	Lives (years)	2012	2011
Land	-	$1,689	$1,689
Buildings and improvements	10-45	28,939	28,054
Central office equipment[1]	3-10	86,185	83,824
Cable, wiring and conduit	10-50	80,338	78,431
Other equipment	5-20	61,387	53,104
Software	3-5	7,957	10,041
Under construction	-	4,412	5,136
		270,907	260,279
Accumulated depreciation and amortization		161,140	153,192
Property, plant and equipment - net		$109,767	$107,087
[1]	Includes certain network software.

Our depreciation expense was $16,933 in 2012, $16,368 in 2011 and $16,402 in 2010. Depreciation expense included amortization of software totaling $2,130 in 2012, $2,243 in 2011 and $2,515 in 2010.

Certain facilities and equipment used in operations are leased under operating or capital leases. Rental expenses under operating leases were $3,709 for 2012, $3,610 for 2011, and $3,060 for 2010. At December 31, 2012, the future minimum rental payments under noncancelable operating leases for the years 2013 through 2017 were $2,706, $2,616, $2,486, $2,337, and $2,165, with $11,755 due thereafter. Certain real estate operating leases contain renewal options that may be exercised. Capital leases are not significant.